UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22441

John Hancock Hedged Equity & Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock
Hedged Equity & Income Fund

Semiannual Report
4.30.12

Ticker | **HEQ**

Managed distribution plan

The Fund has adopted a managed distribution plan (Plan). Under the Plan, the Fund makes quarterly distributions of an amount equal to 1.8125% of the Fund’s net asset value (NAV) as of each measuring date, based upon an annual rate of 7.25%. The amount of each quarterly distribution declared under the Plan will be based on the NAV of the Fund at the close of the New York Stock Exchange on the last business day of the month ending two months prior to each quarterly declaration date. The Fund may also make additional distributions (i) for purposes of avoiding federal income tax on the Fund of investment company taxable income and net capital gain, if any, not included in such regular distributions and (ii) for purposes of avoiding federal excise tax of ordinary income and capital gain net income, if any, not included in such regular distributions.

Although the Fund has adopted the Plan, it may discontinue the Plan. The Board of Trustees of the Fund may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Fund’s shareholders. The Plan will be subject to periodic review by the Fund’s Board of Trustees.

You should not draw any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s Plan. The Fund’s total return at NAV is presented in the Financial highlights.

With each distribution that does not consist solely of net income, the Fund will issue a notice to shareholders and an accompanying press release that will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. The Fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

Semiannual report | Hedged Equity & Income Fund

Portfolio summary

Top 10 Holdings (16.7% of Net Assets on 4-30-12)[1,2]

Apple, Inc.	2.7%	Oracle Corp.	1.6%

Lowe’s Companies, Inc.	2.0%	Microsoft Corp.	1.6%

Wells Fargo & Company	1.8%	PepsiCo, Inc.	1.5%

Cisco Systems, Inc.	1.8%	PNC Financial Services Group, Inc.	1.1%

Occidental Petroleum Corp.	1.6%	The Western Union Company	1.0%

Sector Composition[1,3]

Information Technology	21.5%	Options Purchased	6.2%

Consumer Discretionary	16.8%	Materials	2.7%

Industrials	14.1%	Utilities	1.5%

Financials	11.9%	Telecommunication Services	0.7%

Health Care	10.0%	Short-Term Investments & Other
		Assets and Liabilities, Net	(0.9%)
Energy	8.3%

Consumer Staples	7.2%

Portfolio Composition[1]

Common Stocks	94.7%	Short-Term Investments & Other
		Assets and Liabilities, Net	(0.9%)
Options Purchased	6.2%

1 As a percentage of net assets on 4-30-12.

2 Excludes cash and cash equivalents.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Semiannual report | Hedged Equity & Income Fund	7

Fund’s investments

As of 4-30-12 (unaudited)

	Shares	Value

Common Stocks 94.7%		$250,232,720

(Cost $236,944,480)

Consumer Discretionary 16.8%		44,508,379

Auto Components 0.3%

Allison Transmission Holdings, Inc. (I)	35,210	735,879

Automobiles 0.4%

Great Wall Motor Company, Ltd., H Shares (I)	41,000	88,174

Harley-Davidson, Inc.	16,585	867,893

Tesla Motors, Inc. (I)	3,230	107,010

Distributors 0.1%

LKQ Corp. (I)	9,800	327,810

Diversified Consumer Services 0.3%

Allstar Co-Invest Block Feeder LLC (I)(R)	236,300	228,880

Apollo Group, Inc., Class A (I)	4,119	145,071

Matthews International Corp., Class A	12,380	371,400

Hotels, Restaurants & Leisure 1.0%

Buffalo Wild Wings, Inc. (I)	2,220	186,147

CEC Entertainment, Inc.	9,080	347,038

Choice Hotels International, Inc.	8,380	315,256

Dunkin’ Brands Group, Inc.	2,900	93,873

Las Vegas Sands Corp.	2,500	138,725

Melco Crown Entertainment, Ltd., ADR (I)	10,189	158,133

Sands China, Ltd.	44,800	175,600

Sonic Corp. (I)	66,970	483,523

Starbucks Corp.	8,207	470,918

Yum! Brands, Inc.	4,451	323,721

Household Durables 0.9%

D.R. Horton, Inc.	8,360	136,686

Jarden Corp.	6,740	282,608

Lennar Corp., Class A	5,250	145,635

NVR, Inc. (I)	2,005	1,571,800

Tempur-Pedic International, Inc. (I)	6,610	388,932

Internet & Catalog Retail 1.4%

Amazon.com, Inc. (I)	7,707	1,787,253

Expedia, Inc.	10,400	443,352

priceline.com, Inc. (I)	1,730	1,316,219

Shutterfly, Inc. (I)	7,040	219,085

8	Hedged Equity & Income Fund | Semiannual report	See notes to financial statements

	Shares	Value

Leisure Equipment & Products 1.3%

Brunswick Corp.	7,770	$204,273

Hasbro, Inc.	32,300	1,186,702

Mattel, Inc. (C)	54,406	1,828,042

Polaris Industries, Inc.	3,170	251,825

Media 3.9%

Arbitron, Inc.	15,790	600,810

Comcast Corp., Class A	76,649	2,324,764

Discovery Communications, Inc., Series C (I)	6,700	332,923

News Corp., Class A	13,082	256,407

Omnicom Group, Inc.	53,575	2,748,933

Sirius XM Radio, Inc. (I)	263,699	595,960

The Walt Disney Company	56,923	2,453,951

Thomson Reuters Corp.	33,100	987,042

Multiline Retail 1.4%

Dollar Tree, Inc. (I)	3,480	353,777

Family Dollar Stores, Inc.	2,300	155,365

Fred’s, Inc., Class A	29,000	415,280

Nordstrom, Inc.	4,300	240,198

Target Corp. (C)	43,980	2,548,201

Specialty Retail 4.4%

Advance Auto Parts, Inc.	10,630	975,834

Ascena Retail Group, Inc. (I)	22,540	461,619

Bed Bath & Beyond, Inc. (I)	4,339	305,422

CarMax, Inc. (I)	4,300	132,741

DSW, Inc., Class A	4,800	270,048

Express, Inc. (I)	13,200	311,784

Fast Retailing Company, Ltd.	500	111,587

GNC Holdings, Inc., Class A	8,650	337,869

Lowe’s Companies, Inc. (C)	164,189	5,167,028

Monro Muffler Brake, Inc.	1,410	58,177

O’Reilly Automotive, Inc. (I)	2,863	301,932

PetSmart, Inc.	6,286	366,222

Ross Stores, Inc.	6,597	406,309

Stage Stores, Inc.	33,310	508,644

The Buckle, Inc.	4,746	219,170

The Cato Corp., Class A	22,580	628,401

TJX Companies, Inc.	9,206	383,982

Urban Outfitters, Inc. (I)	20,110	582,386

Textiles, Apparel & Luxury Goods 1.4%

Burberry Group PLC	12,327	297,233

Coach, Inc.	11,888	869,726

Deckers Outdoor Corp. (I)	4,530	231,075

Hanesbrands, Inc. (I)	9,800	276,556

Lululemon Athletica, Inc. (I)	11,169	828,070

PVH Corp.	5,590	496,392

Ralph Lauren Corp.	2,175	374,687

Under Armour, Inc., Class A (I)	2,700	264,411

See notes to financial statements	Semiannual report | Hedged Equity & Income Fund	9

	Shares	Value

Consumer Staples 7.2%		$19,014,742

Beverages 2.4%

Companhia de Bebidas das Americas, ADR	4,470	187,651

Molson Coors Brewing Company, Class B	25,060	1,041,995

PepsiCo, Inc. (C)	61,581	4,064,346

The Coca-Cola Company	12,856	981,170

Food & Staples Retailing 1.7%

Casey’s General Stores, Inc.	8,240	464,324

Costco Wholesale Corp.	4,403	388,213

CVS Caremark Corp.	35,984	1,605,606

Sysco Corp. (C)	54,538	1,576,148

Wal-Mart Stores, Inc.	7,629	449,424

Whole Foods Market, Inc.	1,600	132,912

Food Products 2.0%

General Mills, Inc.	31,310	1,217,646

Green Mountain Coffee Roasters, Inc. (I)	2,637	128,554

Kraft Foods, Inc., Class A	53,830	2,146,202

Post Holdings, Inc. (I)	5,800	172,550

Ralcorp Holdings, Inc. (I)	5,200	378,612

Unilever NV — NY Shares	32,400	1,112,940

Tobacco 1.1%

Lorillard, Inc.	1,000	135,290

Philip Morris International, Inc.	30,033	2,688,254

Reynolds American, Inc.	3,500	142,905

Energy 8.3%		22,030,956

Energy Equipment & Services 1.2%

Bristow Group, Inc.	5,860	286,261

Core Laboratories NV	2,490	341,080

Diamond Offshore Drilling, Inc.	6,325	433,579

McDermott International, Inc. (I)	37,585	424,711

National Oilwell Varco, Inc.	4,355	329,935

Oceaneering International, Inc.	6,546	337,970

Petrofac, Ltd.	6,067	170,737

Schlumberger, Ltd.	7,190	533,067

SEACOR Holdings, Inc. (I)	3,700	343,841

Oil, Gas & Consumable Fuels 7.1%

Anadarko Petroleum Corp.	23,766	1,739,909

Apache Corp.	6,160	590,990

BG Group PLC	93,241	2,195,959

Cabot Oil & Gas Corp.	9,370	329,262

Chevron Corp.	16,150	1,720,944

Cobalt International Energy, Inc. (I)	12,200	326,472

Concho Resources, Inc. (I)	2,500	267,950

Continental Resources, Inc. (I)	1,700	151,725

EOG Resources, Inc.	6,430	706,078

Exxon Mobil Corp. (C)	30,543	2,637,083

GeoResources, Inc. (I)	9,140	344,669

Newfield Exploration Company (I)	5,510	197,809

10	Hedged Equity & Income Fund | Semiannual report	See notes to financial statements

	Shares	Value

Oil, Gas & Consumable Fuels (continued)

Occidental Petroleum Corp.	47,000	$4,287,340

Peabody Energy Corp.	3,900	121,329

Penn Virginia Corp.	17,700	90,624

Pioneer Natural Resources Company	2,000	231,640

Plains Exploration & Production Company (I)	5,980	244,283

Royal Dutch Shell PLC, ADR, Class B	21,990	1,613,186

Southwestern Energy Company (I)	4,610	145,584

Valero Energy Corp.	13,839	341,823

Whiting Petroleum Corp. (I)	9,530	545,116

Financials 11.9%		31,319,878

Capital Markets 2.1%

Ares Capital Corp.	27,070	434,203

BlackRock, Inc.	10,260	1,965,611

Greenhill & Company, Inc.	11,330	440,171

Invesco, Ltd.	16,035	398,309

SEI Investments Company	67,305	1,358,888

T. Rowe Price Group, Inc.	12,180	768,741

UBS AG (I)	9,670	119,618

Commercial Banks 5.1%

Cullen/Frost Bankers, Inc.	15,185	895,308

First Midwest Bancorp, Inc.	36,090	384,359

First Niagara Financial Group, Inc.	57,120	510,653

First Republic Bank (I)	17,305	571,584

Hancock Holding Company	8,340	268,381

International Bancshares Corp.	26,800	528,764

M&T Bank Corp.	18,125	1,563,644

MB Financial, Inc.	15,400	318,318

PNC Financial Services Group, Inc.	45,440	3,013,581

Webster Financial Corp.	21,980	499,605

Wells Fargo & Company (C)	145,383	4,860,154

Westamerica Bancorp.	3,400	155,958

Consumer Finance 0.2%

American Express Company	7,872	473,973

Discover Financial Services	4,800	162,720

Diversified Financial Services 1.1%

JPMorgan Chase & Company (C)	60,900	2,617,482

Justice Holdings, Ltd. (I)	12,106	197,261

Insurance 2.7%

ACE, Ltd.	20,640	1,568,021

Alleghany Corp. (I)	3,670	1,258,443

Assured Guaranty, Ltd.	14,700	208,446

Marsh & McLennan Companies, Inc.	63,230	2,115,044

Platinum Underwriters Holdings, Ltd.	10,300	377,186

Primerica, Inc.	16,950	444,599

Reinsurance Group of America, Inc.	10,180	591,865

W.R. Berkley Corp.	4,000	150,640

White Mountains Insurance Group, Ltd.	810	423,630

See notes to financial statements	Semiannual report | Hedged Equity & Income Fund	11

	Shares	Value

Real Estate Investment Trusts 0.4%

DiamondRock Hospitality Company	30,450	$323,684

Digital Realty Trust, Inc.	2,700	202,743

Host Hotels & Resorts, Inc.	16,900	281,216

Mack-Cali Realty Corp.	8,820	253,310

Real Estate Management & Development 0.1%

BR Malls Participacoes SA	11,800	146,591

Thrifts & Mortgage Finance 0.2%

Northwest Bancshares, Inc.	37,920	467,174

Health Care 10.0%		26,426,458

Biotechnology 2.2%

Alexion Pharmaceuticals, Inc. (I)	1,580	142,706

Amgen, Inc.	14,220	1,011,184

Amylin Pharmaceuticals, Inc. (I)	27,300	707,343

Biogen Idec, Inc. (I)	11,874	1,591,235

Celgene Corp. (I)	16,705	1,218,129

Gilead Sciences, Inc. (I)	16,357	850,728

Vertex Pharmaceuticals, Inc. (I)	10,590	407,503

Health Care Equipment & Supplies 2.2%

DENTSPLY International, Inc.	7,300	299,738

Edwards Lifesciences Corp. (I)	7,237	600,454

Gen-Probe, Inc. (I)	6,400	521,920

Haemonetics Corp. (I)	2,890	206,837

Hologic, Inc. (I)	36,775	703,138

Intuitive Surgical, Inc. (I)	1,259	727,954

Medtronic, Inc. (C)	61,839	2,362,250

STERIS Corp.	8,200	257,562

The Cooper Companies, Inc.	3,100	273,327

Health Care Providers & Services 1.2%

Aetna, Inc.	11,207	493,556

AmerisourceBergen Corp.	5,098	189,697

Amsurg Corp. (I)	16,820	483,743

Cardinal Health, Inc.	4,689	198,204

Omnicare, Inc.	5,600	195,104

PSS World Medical, Inc. (I)	10,500	251,265

Quest Diagnostics, Inc.	1,200	69,228

UnitedHealth Group, Inc.	21,587	1,212,110

Health Care Technology 0.2%

SXC Health Solutions Corp. (I)	4,700	425,726

Life Sciences Tools & Services 1.3%

Agilent Technologies, Inc.	17,100	721,278

Bruker Corp. (I)	10,808	162,444

Charles River Laboratories International, Inc. (I)	19,710	700,296

ICON PLC, ADR (I)	32,030	710,425

Life Technologies Corp. (I)	12,173	564,340

Waters Corp. (I)	5,448	458,231

12	Hedged Equity & Income Fund | Semiannual report	See notes to financial statements

	Shares	Value

Pharmaceuticals 2.9%

Abbott Laboratories	7,743	$480,531

Auxilium Pharmaceuticals, Inc. (I)	6,800	121,856

Dr. Reddy’s Laboratories, Ltd., ADR	2,100	71,043

Elan Corp. PLC, ADR (I)	18,620	256,770

Johnson & Johnson	24,850	1,617,487

Merck & Company, Inc.	44,750	1,755,990

Perrigo Company	3,200	335,680

Pfizer, Inc.	73,730	1,690,629

Roche Holdings AG	4,027	735,774

Salix Pharmaceuticals, Ltd. (I)	8,400	414,960

Valeant Pharmaceuticals International, Inc. (Toronto Exchange) (I)	4,100	228,083

Industrials 14.1%		37,377,850

Aerospace & Defense 3.2%

General Dynamics Corp. (C)	37,072	2,502,360

Honeywell International, Inc.	6,233	378,094

Lockheed Martin Corp.	23,843	2,158,745

Northrop Grumman Corp. (C)	37,885	2,397,363

The Boeing Company	13,287	1,020,442

Air Freight & Logistics 1.3%

Atlas Air Worldwide Holdings, Inc. (I)	4,100	188,805

Expeditors International of Washington, Inc.	5,740	229,600

FedEx Corp.	5,130	452,671

United Parcel Service, Inc., Class B	32,138	2,511,263

Building Products 0.6%

Lennox International, Inc.	33,655	1,460,627

Commercial Services & Supplies 0.6%

ACCO Brands Corp. (I)	37,550	396,153

Corrections Corp. of America (I)	10,600	306,234

G&K Services, Inc., Class A	14,020	460,697

United Stationers, Inc.	18,760	532,034

Construction & Engineering 0.8%

Jacobs Engineering Group, Inc. (I)	17,050	747,302

Vinci SA	31,230	1,449,614

Electrical Equipment 0.5%

Acuity Brands, Inc.	3,890	216,167

AMETEK, Inc.	5,100	256,683

Belden, Inc.	22,090	768,290

Industrial Conglomerates 2.2%

3M Company	20,080	1,794,349

Carlisle Companies, Inc.	20,800	1,145,248

Danaher Corp.	11,280	611,602

General Electric Company	12,558	245,886

Tyco International, Ltd.	35,947	2,017,705

See notes to financial statements	Semiannual report | Hedged Equity & Income Fund	13

	Shares	Value

Machinery 3.5%

Albany International Corp., Class A	21,150	$509,715

Caterpillar, Inc.	6,805	699,350

Cummins, Inc.	1,798	208,262

Dover Corp.	2,870	179,834

Eaton Corp.	24,300	1,170,774

ESCO Technologies, Inc.	13,430	461,992

Flowserve Corp.	5,840	671,191

IDEX Corp.	9,555	413,827

Joy Global, Inc.	2,283	161,568

Mueller Industries, Inc.	13,230	604,743

PACCAR, Inc.	25,880	1,111,805

Pall Corp.	16,195	965,384

Parker Hannifin Corp.	3,727	326,821

Stanley Black & Decker, Inc.	17,100	1,251,036

WABCO Holdings, Inc. (I)	5,000	315,150

Wabtec Corp.	2,990	232,562

Marine 0.2%

Alexander & Baldwin, Inc.	1,900	97,204

Kirby Corp. (I)	6,860	455,298

Professional Services 0.2%

Intertek Group PLC	2,727	111,251

Towers Watson & Company, Class A	6,030	394,362

Verisk Analytics, Inc., Class A (I)	2,000	97,900

Road & Rail 0.3%

Canadian National Railway Company	1,200	102,336

Genesee & Wyoming, Inc., Class A (I)	9,120	491,659

Hertz Global Holdings, Inc. (I)	8,000	123,280

Localiza Rent a Car SA	10,000	170,763

Trading Companies & Distributors 0.7%

GATX Corp.	13,910	596,322

MSC Industrial Direct Company, Inc., Class A	16,355	1,205,527

Information Technology 21.5%		56,735,555

Communications Equipment 2.9%

Acme Packet, Inc. (I)	2,000	56,140

Aruba Networks, Inc. (I)	11,900	251,328

Cisco Systems, Inc. (C)	238,797	4,811,760

F5 Networks, Inc. (I)	4,525	606,033

Juniper Networks, Inc. (I)	10,490	224,801

QUALCOMM, Inc.	22,561	1,440,294

Riverbed Technology, Inc. (I)	13,612	268,565

Computers & Peripherals 4.4%

Apple, Inc. (C)(I)	12,135	7,089,752

Dell, Inc. (I)	19,015	311,276

Diebold, Inc.	12,830	506,144

EMC Corp. (C)(I)	87,484	2,467,924

Gemalto NV	2,120	158,071

NetApp, Inc. (I)	10,157	394,396

14	Hedged Equity & Income Fund | Semiannual report	See notes to financial statements

	Shares	Value
Computers & Peripherals (continued)

QLogic Corp. (I)	32,852	$566,697

SanDisk Corp. (I)	974	36,048

Electronic Equipment, Instruments & Components 0.6%

Avnet, Inc. (I)	4,390	158,391

Coherent, Inc. (I)	4,980	261,948

Jabil Circuit, Inc.	10,340	242,473

MTS Systems Corp.	8,700	417,339

Trimble Navigation, Ltd. (I)	8,940	484,012

Universal Display Corp. (I)	2,890	129,963

Internet Software & Services 2.1%

eBay, Inc. (I)	44,498	1,826,643

Equinix, Inc. (I)	3,530	579,626

Google, Inc., Class A (I)	1,812	1,096,677

IAC/InterActiveCorp	10,407	501,097

LinkedIn Corp., Class A (I)	6,630	719,024

MercadoLibre, Inc.	2,500	241,850

Netease.com, Inc., ADR (I)	5,500	331,760

Rackspace Hosting, Inc. (I)	2,700	156,843

IT Services 2.9%

Automatic Data Processing, Inc.	20,752	1,154,226

Cielo SA	4,320	129,635

Cognizant Technology Solutions Corp., Class A (I)	6,672	489,191

Fiserv, Inc. (I)	11,810	830,125

International Business Machines Corp.	7,268	1,505,057

MAXIMUS, Inc.	13,740	607,995

Teradata Corp. (I)	3,700	258,186

The Western Union Company	150,092	2,758,691

Office Electronics 0.1%

Zebra Technologies Corp., Class A (I)	8,760	339,800

Semiconductors & Semiconductor Equipment 3.1%

Altera Corp.	16,304	579,933

Analog Devices, Inc.	51,392	2,003,260

Broadcom Corp., Class A (I)	19,880	727,608

Cypress Semiconductor Corp. (I)	16,250	251,875

Intel Corp.	56,840	1,614,256

Intersil Corp., Class A	413	4,242

KLA–Tencor Corp.	3,019	157,441

Maxim Integrated Products, Inc.	23,580	697,496

Skyworks Solutions, Inc. (I)	17,400	472,236

Xilinx, Inc.	43,673	1,588,824

Software 5.4%

Activision Blizzard, Inc.	25,660	330,244

Adobe Systems, Inc. (I)	11,460	384,598

ANSYS, Inc. (I)	9,550	640,519

Autodesk, Inc. (I)	6,168	242,834

BMC Software, Inc. (I)	4,506	185,918

Cadence Design Systems, Inc. (I)	32,500	379,275

See notes to financial statements	Semiannual report | Hedged Equity & Income Fund	15

	Shares	Value

Software (continued)

Check Point Software Technologies, Ltd. (I)	6,564	$381,565

Citrix Systems, Inc. (I)	1,973	168,909

Concur Technologies, Inc. (I)	5,700	322,392

FactSet Research Systems, Inc.	4,795	502,804

Fortinet, Inc. (I)	6,750	176,310

Microsoft Corp.	130,605	4,181,972

MicroStrategy, Inc., Class A (I)	1,640	229,239

Oracle Corp. (C)	144,704	4,252,851

Red Hat, Inc. (I)	8,379	499,472

Salesforce.com, Inc. (I)	3,320	517,024

Splunk, Inc. (I)	1,500	50,925

Symantec Corp. (I)	8,121	134,159

TIBCO Software, Inc. (I)	9,030	297,087

Websense, Inc. (I)	16,900	350,506

Materials 2.7%		7,097,654

Chemicals 1.5%

CF Industries Holdings, Inc.	1,268	244,800

Innospec, Inc. (I)	10,200	308,346

Koppers Holdings, Inc.	7,300	283,824

LyondellBasell Industries NV, Class A	6,700	279,926

The Dow Chemical Company	37,100	1,256,948

The Sherwin-Williams Company	11,182	1,344,971

Westlake Chemical Corp.	2,400	153,480

Containers & Packaging 0.4%

AptarGroup, Inc.	6,410	349,409

Graphic Packaging Holding Company (I)	28,260	151,191

Greif, Inc., Class A	4,230	226,897

Silgan Holdings, Inc.	10,380	455,371

Metals & Mining 0.3%

Cliffs Natural Resources, Inc.	851	52,983

Freeport-McMoRan Copper & Gold, Inc.	1,642	62,889

Glencore International PLC	63,871	441,451

Iluka Resources, Ltd.	6,454	113,909

Walter Energy, Inc.	790	52,385

Paper & Forest Products 0.5%

Deltic Timber Corp.	6,470	395,188

International Paper Company	27,730	923,686

Telecommunication Services 0.7%		1,785,335

Diversified Telecommunication Services 0.7%

American Tower Corp.	9,735	638,421

AT&T, Inc.	34,850	1,146,914

Utilities 1.5%		3,935,913

Electric Utilities 0.3%

UniSource Energy Corp.	9,990	363,636

Westar Energy, Inc.	10,410	298,663

16	Hedged Equity & Income Fund | Semiannual report	See notes to financial statements

	Shares	Value

Gas Utilities 1.2%

Atmos Energy Corp.	9,600	$312,768

New Jersey Resources Corp.	3,590	155,232

UGI Corp.	87,365	2,549,311

WGL Holdings, Inc.	6,390	256,303

	Number of
	Contracts	Value

Options Purchased 6.2%		$16,378,000

(Cost $17,295,747)

Put Options 6.2%		16,378,000
S&P 500 Index (Expiration Date: 6-22-13; Strike Price: $1,275) (I)	1,900	16,378,000

	Par value	Value

Short-Term Investments 3.5%		$9,200,000

(Cost $9,200,000)

Repurchase Agreement 3.5%		9,200,000
Goldman Sachs Tri-Party Repurchase Agreement dated 4-30-12 at
0.200% to be repurchased at $9,200,051 on 5-1-12, collateralized by $1,329,000 Federal National Mortgage Association, 0.000% due
10-15-12 (valued at $1,328,322) and by $7,515,000 Federal Home
Loan Mortgage Corp., 2.880% due 2-9-15 (valued at $8,056,296,
including interest)	$9,200,000	9,200,000

Total investments (Cost $263,440,227)† 104.4%		$275,810,720

Other assets and liabilities, net (4.4%)		($11,644,020)

Total net assets 100.0%		$264,166,700

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(C) All or a portion of this security is pledged as collateral for options (see Note 3). Total collateral value at 4-30-12 was $42,361,850.

(I) Non-income producing security.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

Value as a
			Beginning	Ending	percentage
	Acquisition	Acquisition	share	share	of Fund's	Value as of
Issuer, Description	date	cost	amount	amount	net assets	4-30-12

Allstar Co-Invest	8-1-11	$240,553	236,300	236,300	0.09%	$228,880
Block Feeder LLC

† At 4-30-12, the aggregate cost of investment securities for federal income tax purposes was $264,189,306. Net unrealized appreciation aggregated $11,621,414, of which $20,673,695 related to appreciated investment securities and $9,052,281 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Hedged Equity & Income Fund	17

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets

Investments, at value (Cost $263,440,227)	$275,810,720
Cash	92,042
Foreign currency, at value (Cost $769)	766
Receivable for investments sold	1,649,317
Dividends and interest receivable	182,239
Other receivables and prepaid expenses	41,048

Total assets	277,776,132

Liabilities

Payable for investments purchased	1,201,431
Written options, at value (Premiums received $12,976,229)	12,329,500
Payable to affiliates
Accounting and legal services fees	3,468
Trustees’ fees	1,604
Other liabilities and accrued expenses	73,429

Total liabilities	13,609,432

Net assets

Paid-in capital	$269,360,025
Accumulated distributions in excess of net investment income	(8,192,165)
Accumulated net realized loss on investments, written options and foreign
currency transactions	(10,018,571)
Net unrealized appreciation (depreciation) on investments, written options
and translation of assets and liabilities in foreign currencies	13,017,411

Net assets	$264,166,700

Net asset value per share

Based on 14,350,824 shares of beneficial interest outstanding — unlimited
number of shares authorized with par value of $0.01 per share.	$18.41

18	Hedged Equity & Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-12 (unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$2,407,937
Interest	4,808
Less foreign taxes withheld	(10,468)

Total investment income	2,402,277

Expenses

Investment management fees	1,275,439
Accounting and legal services fees	23,352
Transfer agent fees	8,006
Trustees’ fees	16,488
Printing and postage	10,981
Professional fees	50,721
Custodian fees	22,240
Stock exchange listing fees	22,801
Other	10,942

Total expenses	1,440,970

Net investment income	961,307

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(10,652,229)
Written options	9,348,611
Foreign currency transactions	(11,281)

(1,314,899)
Change in net unrealized appreciation (depreciation) of
Investments	25,505,411
Written options	4,095,118
Translation of assets and liabilities in foreign currencies	235

29,600,764

Net realized and unrealized gain	28,285,865

Increase in net assets from operations	$29,247,172

See notes to financial statements	Semiannual report | Hedged Equity & Income Fund	19

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Period
	4-30-12	ended
	(unaudited)	10-31-11[1]

Increase (decrease) in net assets

From operations
Net investment income	$961,307	$337,387
Net realized loss	(1,314,899)	(8,723,640)
Change in net unrealized appreciation (depreciation)	29,600,764	(16,583,353)

Increase (decrease) in net assets resulting from operations	29,247,172	(24,969,606)

Distributions to shareholders[2]
From net investment income	(9,153,590)	(317,301)
From tax return of capital	—	(4,982,535)

Total distributions	(9,153,590)	(5,299,836)

From Fund share transactions
Shares issued	—	279,246,500[3]
Shares repurchased	(4,319,131)	—
Offering costs	—	(584,809)

Total from Fund share transactions	(4,319,131)	278,661,691

Total increase	15,774,451	248,392,249

Net assets

Beginning of period	248,392,249	—[3]

End of period	$264,166,700	$248,392,249

Undistributed (Accumulated distributions in excess of) net
investment income	($8,192,165)	$118

Share activity

Shares outstanding
Beginning of period	14,620,236	—
Shares issued	—	14,620,236
Shares repurchased	(269,412)	—

End of period	14,350,824	14,620,236

1 Period from 5-26-11 (commencement of operations) to 10-31-11.

2 A portion of the distributions for the six months ended 4-30-12 may be deemed a tax return of capital at year-end.

3 Initial seed capital of $100,000 is included in Fund share transactions for the period ended 10-31-11.

20	Hedged Equity & Income Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

COMMON SHARES Period ended	4-30-12[1]	10-31-11[2]

Per share operating performance

Net asset value, beginning of period	$16.99	$19.10[3]
Net investment income[4]	0.07	0.02
Net realized and unrealized gain (loss) on investments	1.94	(1.73)
Total from investment operations	2.01	(1.71)
Less distributions to common shareholders
From net investment income	(0.63)[5]	(0.02)
From tax return of capital	—	(0.34)
Total distributions	(0.63)	(0.36)
Anti-dilutive impact of repurchase plan	0.04[6]	—
Offering costs related to common shares	—	(0.04)
Net asset value, end of period	$18.41	$16.99
Per share market value, end of period	$16.55	$15.18
Total return at net asset value (%)[7]	12.73[8]	(8.98)[8]
Total return at market value (%)[7]	13.42[8]	(22.33)[8]

Ratios and supplemental data

Net assets applicable to common shares, end of period (in millions)	$264	$248
Ratios (as a percentage of average net assets):
Expenses	1.13[9]	1.15[9]
Net investment income	0.75[9]	0.31[9]
Portfolio turnover (%)	37	38

1 Six months ended 4-30-12. Unaudited.
2 Period from 5-26-11 (commencement of operations) to 10-31-11.
3 Reflects the deduction of a $0.90 per share sales load.
4 Based on the average daily shares outstanding.
5 A portion of the distributions may be deemed a tax return of capital at year-end.
6 The repurchase plan was completed at an average repurchase price of $16.10 for $269,412 shares. The repurchase for the period ended 4-30-12 was $4,319,131 and had an impact of $0.04.
7 Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.
8 Not annualized.
9 Annualized.

See notes to financial statements	Semiannual report | Hedged Equity & Income Fund	21

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Hedged Equity & Income Fund (the Fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

22	Hedged Equity & Income Fund | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$44,508,379	$43,606,905	$672,594	$228,880
Consumer Staples	19,014,742	19,014,742	—	—
Energy	22,030,956	19,664,260	2,366,696	—
Financials	31,319,878	31,122,617	197,261	—
Health Care	26,426,458	25,690,684	735,774	—
Industrials	37,377,850	35,816,985	1,560,865	—
Information Technology	56,735,555	56,577,484	158,071	—
Materials	7,097,654	6,542,294	555,360	—
Telecommunication
Services	1,785,335	1,785,335	—	—
Utilities	3,935,913	3,935,913	—	—
Options Purchased	16,378,000	16,378,000	—	—
Short-Term Investments	9,200,000	—	9,200,000	—

Total Investments in
Securities	$275,810,720	$260,135,219	$15,446,621	$228,880
Other Financial
Instruments
Written Options	($12,329,500)	($12,329,500)	—	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended April 30, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. In the case of tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the Fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Semiannual report | Hedged Equity & Income Fund	23

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Overdrafts. Pursuant to the custodian agreement, the Fund’s custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to the fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. For federal income tax purposes, as of October 31, 2011, the Fund has $8,053,376 of short-term and $374,834 of long-term capital loss carryforward available to offset future net realized capital gains.

As of October 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Managed distribution plan. On May 3, 2011, the Board of Trustees approved the adoption of a managed distribution plan (the Distribution Plan). Under the Distribution Plan, the Fund makes quarterly distributions of an amount equal to 1.8125% of the Fund’s net asset value as of each measuring date, based upon an annual rate of 7.25%. The amount of each quarterly distribution will be determined based on the net asset value of the Fund at the close of the NYSE on the last business day of the month ending two months prior to each quarterly declaration date.

Distributions under the Distribution Plan may consist of net investment income, net realized capital gains and, to the extent necessary, return of capital. Return of capital distributions may be necessary when the Fund’s net investment income and net capital gains are insufficient to meet the minimum

24	Hedged Equity & Income Fund | Semiannual report

percentage dividend. In addition, the Fund may also make additional distributions to avoid federal income and excise taxes. The final determinations of tax characteristics of the Fund’s distributions will occur at the end of the year and will subsequently be reported to shareholders. A portion of the distributions paid may be deemed a tax return of capital for the year ended October 31, 2012.

The Board of Trustees may terminate or reduce the amount distributed under the Distribution Plan at any time. The termination or reduction may have an adverse effect on the market price of the Fund’s shares.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays distributions quarterly through its managed distribution plan described above.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and derivative transactions.

New accounting pronouncements. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives.

Note 3 — Derivative instruments

The Fund invests in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s

Semiannual report | Hedged Equity & Income Fund	25

exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities.

When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Fund.

During the six months ended April 30, 2012, the Fund used purchased options to hedge against changes in securities markets. During the six months ended April 30, 2012, the Fund held purchased options with market values ranging from $6.7 million to $16.4 million, as measured at each quarter end.

During the six months ended April 30, 2012, the Fund wrote option contracts to generate earnings from option premiums and to attempt to reduce overall volatility. The following tables summarize the Fund’s written options activities during the six months ended April 30, 2012 and the contracts held at April 30, 2012.

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED (PAID)

Outstanding, beginning of period	3,050	$9,440,111
Options written	11,300	22,258,330
Options closed	(11,450)	(18,722,212)
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	2,900	$12,976,229

	EXERCISE	EXPIRATION	NUMBER OF
NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

CALLS
S&P 500 Index	$1,400	May 2012	500	$898,488	($765,000)
S&P 500 Index	1,390	May 2012	500	873,488	(1,057,500)
Total			1,000	$1,771,976	($1,822,500)

PUTS
S&P 500 Index	$1,150	Jun 2013	1,900	$11,204,253	($10,507,000)
Total			1,900	$11,204,253	($10,507,000)

26	Hedged Equity & Income Fund | Semiannual report

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at April 30, 2012 by risk category:

				LIABILITY
	STATEMENT OF ASSETS	FINANCIAL INSTRUMENTS	ASSET DERIVATIVES	DERIVATIVES
RISK	AND LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Investments, at value*	Purchased Options*	$16,378,000	—
	Written Options, at value	Written Options	—	$12,329,500
			$16,378,000	$12,329,500

* Purchased options are included in the Fund’s investments.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2012:

	STATEMENT OF	INVESTMENTS
RISK	OPERATIONS LOCATION	(PURCHASED OPTIONS)	WRITTEN OPTIONS

Equity contracts	Net realized gain (loss)	($11,319,928)	$9,348,611

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2012:

	STATEMENT OF	INVESTMENTS
RISK	OPERATIONS LOCATION	(PURCHASED OPTIONS)	WRITTEN OPTIONS

Equity contracts	Change in net unrealized	($3,892,519)	$4,095,118
	appreciation (depreciation)

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. The Adviser is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to 1.00% of the Fund’s average daily gross assets. The Adviser has a subadvisory agreement with Wellington Management Company, LLP. The Fund is not responsible for payment of the subadvisory fees.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services

Semiannual report | Hedged Equity & Income Fund	27

fees incurred for the six months ended April 30, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 6 — Fund share transactions

On May 26, 2011, the Fund completed its initial public offering of 14,015,000 common shares, and on July 13, 2011, completed a supplemental offering of 600,000 common shares, each at an offering price of $20.00 per share. Underwriting commissions of $13,153,500 were paid to brokers in connection with these public offerings. Prior to the public offerings, the Fund was seeded with initial capital of $100,000 in return for 5,236 shares. Offering costs of approximately $1,103,000 were absorbed by the Adviser.

On December 6, 2011, the Board of Trustees approved a share repurchase plan (the Repurchase Plan). Under the Repurchase Plan, the Fund may purchase, in the open market, up to 10% of its outstanding common shares between January 1, 2012 and December 31, 2012 (based on common shares outstanding as of December 31, 2011). During the six months ended April 30, 2012, the Fund repurchased 1.84% of shares outstanding under the Repurchase Plan. The weighted average discount per share on these repurchases amounted to 10.8% for the six months ended April 30, 2012. Shares repurchased and corresponding dollar amounts are included in the Statement of changes in net assets.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $88,841,979 and $98,587,414, respectively, for the six months ended April 30, 2012.

28	Hedged Equity & Income Fund | Semiannual report

Additional information

Unaudited

Investment objective and policy

The Fund is a diversified, closed-end management investment company, common shares of which were initially offered to the public on May 26, 2011 and are publicly traded on the NYSE. The Fund’s investment objective is to provide total return with a focus on current income and gains and also consisting of long-term capital appreciation. The Fund uses an equity strategy (the “equity strategy”) and an actively managed option overlay strategy (the “option overlay strategy”) to pursue its investment objective. The equity strategy seeks to provide broad-based exposure to equity markets, while emphasizing downside equity market protection. The goal of the equity strategy is to participate in and capture the broader equity market returns in rising market conditions, while seeking to limit losses relative to the broader equity markets in declining market circumstances through an effective combination of equity investment strategies. The option overlay strategy pursues two goals: (i) to generate earnings for current distribution from option premiums; and (ii) downside equity market protection (through the use of U.S. equity index puts).

Dividends and distributions

During the six months ended April 30, 2012, distributions totaling $0.6316 per share were paid to shareholders. The dates of payments and the amounts per share are as follows:

PAYMENT DATE	DISTRIBUTIONS[1]

December 30, 2011	$0.3079
March 30, 2012	$0.3237
Total	$0.6316

1 A portion of the distributions may be deemed a tax return of capital at year end.

Dividend reinvestment plan

The Fund’s Dividend Reinvestment Plan (the Plan) provides that distributions of dividends and capital gains are automatically reinvested in common shares of the Fund by Computershare Trust Company, N.A. (formerly known as The Bank of New York Mellon) (the Plan Agent). Every shareholder holding at least one full share of the Fund will be automatically enrolled in the Plan. Shareholders may withdraw from the Plan at any time and shareholders who do not participate in the Plan will receive all distributions in cash.

If the Fund declares a dividend or distribution payable either in cash or in common shares of the Fund and the market price of shares on the payment date for the distribution or dividend equals or exceeds the Fund’s net asset value per share (NAV), the Fund will issue common shares to participants at a value equal to the higher of NAV or 95% of the market price. The number of additional shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution or dividend by the higher of NAV or 95% of the market price. If the market price is lower than NAV, or if dividends or distributions are payable only in cash, then participants will receive shares purchased by the Plan Agent on participants’ behalf on the New York Stock Exchange (the NYSE) or otherwise on the open market. If the market price exceeds NAV before the Plan Agent has completed its purchases, the average per share purchase price may exceed NAV, resulting in fewer shares being acquired than if the Fund had issued new shares.

There are no brokerage charges with respect to common shares issued directly by the Fund. However, whenever shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees, currently $0.05 per share purchased or sold. Brokerage trading fees will be deducted from amounts to be invested.

Semiannual report | Hedged Equity & Income Fund	29

The reinvestment of dividends and net capital gains distributions does not relieve participants of any income tax that may be payable on such dividends or distributions.

Shareholders participating in the Plan may buy additional shares of the Fund through the Plan at any time in amounts of at least $50 per investment, up to a maximum of $10,000, with a total calendar year limit of $100,000. Shareholders will be charged a $5 transaction fee plus $0.05 per share brokerage trading fee for each order. Purchases of additional shares of the Fund will be made on the open market. Shareholders who elect to utilize monthly electronic fund transfers to buy additional shares of the Fund will be charged a $2 transaction fee plus $0.05 per share brokerage trading fee for each automatic purchase. Shareholders can also sell Fund shares held in the Plan account at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.computershare.com and clicking on EquityAccess & More. The Plan Agent will mail a check to you (less applicable brokerage trading fees) on settlement date, which is three business days after your shares have been sold. If you choose to sell your shares through your stockbroker, you will need to request that the Plan Agent electronically transfer your shares to your stockbroker through the Direct Registration System.

Shareholders participating in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.computershare.com and clicking on EquityAccess & More. Such termination will be effective immediately if the notice is received by the Plan Agent prior to any dividend or distribution record date; otherwise, such termination will be effective on the first trading day after the payment date for such dividend or distribution, with respect to any subsequent dividend or distribution. If you withdraw, your shares will be credited to your account; or, if you wish, the Plan Agent will sell your full and fractional shares and send you the proceeds, less a transaction fee of $5.00 and less brokerage trading fees of $0.05 per share. If a shareholder does not maintain at least one whole share of common stock in the Plan account, the Plan Agent may terminate such shareholder’s participation in the Plan after written notice. Upon termination, shareholders will be sent a check for the cash value of any fractional share in the Plan account, less any applicable broker commissions and taxes.

Shareholders who hold at least one full share of the Fund may join the Plan by notifying the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.computershare.com and clicking on EquityAccess & More. If received in proper form by the Plan Agent before the record date of a dividend, the election will be effective with respect to all dividends paid after such record date. If you wish to participate in the Plan and your shares are held in the name of a brokerage firm, bank or other nominee, please contact your nominee to see if it will participate in the Plan for you. If you wish to participate in the Plan, but your brokerage firm, bank or other nominee is unable to participate on your behalf, you will need to request that your shares be re-registered in your own name, or you will not be able to participate. The Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by you as representing the total amount registered in your name and held for your account by your nominee.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund and the Plan Agent reserve the right to amend or terminate the Plan. Participants generally will receive written notice at least 90 days before the effective date of any amendment. In the case of termination, participants will receive written notice at least 90 days before the record date for the payment of any dividend or distribution by the Fund.

All correspondence or requests for additional information about the Plan should be directed to Computershare Trust Company, N.A., at the address stated below or by calling 1-800-852-0218, 1-201-680-6578 (For International Telephone Inquiries), and 1-201-680-6610 (For the Hearing Impaired (TDD)).

30	Hedged Equity & Income Fund | Semiannual report

Shareholder communication and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Computershare Trust Company, N.A.
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310–1900
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Semiannual report | Hedged Equity & Income Fund	31

More information

Trustees	Officers	Investment adviser
Steven R. Pruchansky	Keith F. Hartstein	John Hancock Advisers, LLC
Chairman	President and
William H. Cunningham	Chief Executive Officer	Subadviser
Deborah C. Jackson		Wellington Management
Stanley Martin*	Andrew G. Arnott	Company, LLP
Hugh McHaffie†	Senior Vice President and
Dr. John A. Moore*	Chief Operating Officer	Custodian
Vice Chairman		State Street Bank and
Patti McGill Peterson*	Thomas M. Kinzler	Trust Company
Gregory A. Russo	Secretary and Chief Legal Officer
John G. Vrysen†		Transfer agent
	Francis V. Knox, Jr.	Computershare Shareowner
*Member of the	Chief Compliance Officer	Services, LLC
Audit Committee
†Non-Independent Trustee	Charles A. Rizzo	Legal counsel
	Chief Financial Officer	K&L Gates LLP

	Salvatore Schiavone	Stock symbol
	Treasurer	Listed New York Stock
Exchange: HEQ

For shareholder assistance refer to page 31

You can also contact us:
1-800-852-0218	Regular mail:
jhfunds.com	Computershare Shareowner Services, LLC
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310-1900

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-852-0218.

The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

32	Hedged Equity & Income Fund | Semiannual report

1-800-852-0218
1-800-231-5469 TDD
1-800-843-0090 EASI-Line
www.jhfunds.com

PRESORTED
STANDARD
U.S. POSTAGE
PAID
MIS

P15SA 4/12
6/12

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

			Total number of	Maximum number
			shares purchased	of shares that may
	Total number of	Average price	as part of publicly	yet be purchased
Period	shares purchased	per share	announced plans*	under the plans

Dec-11	-	-	-	1,462,024*

Jan-12	145,349	$15.665	145,349	1,316,675

Feb-12	67,084	$16.506	212,433	1,249,591

Mar-12	56,979	$16.409	269,412	1,192,612

Apr-12	-	-	-	1,192,612

Total	269,412	$16.032

*In December 2011, the Board of Trustees approved a share repurchase plan. Under the share repurchase plan, the Fund may purchase in the open market up to 10% of its outstanding common shares between January 1, 2012 and December 31, 2012 (based on common shares outstanding as of December 31, 2011).

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter. ”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter. ”

(c)(2) Contact person at the registrant.

(c)(3) Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the Investment Company Act of 1940, as amended and Rule 19b-1 thereunder regarding distributions made pursuant to the Registrant’s Managed Distribution Plan.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Hedged Equity & Income Fund

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	June 26, 2012

By:	/s/ Charles A. Rizzo
---------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	June 26, 2012